OTHER OPERATING INCOME (EXPENSES) (Tables)	12 Months Ended
Dec. 31, 2022
OTHER OPERATING INCOME (EXPENSES)
Schedule of other operating income (expenses)

	2022	2021	2020
Recovered expenses and fines (1)	960,851	2,534,835	993,551
Provisions for labor, tax and civil contingencies (Note 20)	(653,686)	(1,066,022)	(673,905)
Net income from the FiBrasil operation, including goodwill write-off (Note 2.d)	—	416,577	—
Other operating income, net (2)	281,732	42,235	224,442
Total	588,897	1,927,625	544,088
Other operating income	1,242,583	2,993,647	1,419,113
Other operating expenses	(653,686)	(1,066,022)	(875,025)
Total	588,897	1,927,625	544,088
(1)	For the years ended December 31, 2022, 2021 and 2020, includes tax credits, in the amounts of R$396,723, R$1,660,295 and R$435,698, respectively, arising from decisions on lawsuits, in favor of the Company, which recognized tax credits of PIS and COFINS (note 9). The remaining balance refers to contractual fines and other tax credits.
(2)	Includes amounts of net gains on disposal of assets (real estate, scrap, etc.) and expenses with taxes on other income.